Long Term Prepaid Expenses	12 Months Ended
Sep. 30, 2021
Long Term Prepaid Expenses [Abstract]
Long Term Prepaid Expenses	5. Long Term Prepaid Expenses Long term prepaid expenses represent the long-term portion of the prepaid student recruitment fees to agents for their long-term recruitment services.